Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Retail Class (without sales charge)
Average Annual Return, Percent	4.63%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class (without sales charge)
Average Annual Return, Percent	4.90%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.34%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.34%